Subsequent Event (Details) - Subsequent Event [Member] $ in Millions	Jan. 01, 2022 USD ($) m²
Subsequent Event (Details) [Line Items]
Rentable square feet | m²	5,611
Additional lease payments for extra space | $	$ 1.8